Leases (Details Narrative) - Lease Settlement Agreement [Member] - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
	May. 09, 2006	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Hawaii Research Center [Member]
Lease expiration date	Oct. 31, 2014				Oct. 31, 2014
Operating lease rent expense		$ 0	$ 14,709		$ 12,112	$ 47,331		$ 56,856	$ 63,393
Manoa Innovation Center [Member]
Operating lease rent expense		$ 7,931		$ 7,825	$ 23,759		$ 23,255	$ 28,169	$ 27,241